Stock Options and Warrants - Summary of Activity for Nonvested RSAs (Details) - RSAs - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Nonvested at beginning of period	49,750	0	0	0
Shares Granted during the period	28,132	49,750	0	0
Shares Vested during the period	0	0
Shares Forfeited during the period	0	0
Shares Nonvested at the end of period	77,882	49,750	0	0
Weighted Average Grant Date Fair Value, Nonvested at beginning of period	$ 24	$ 0	$ 0	$ 0
Weighted Average Grant Date Fair Value, Granted during the period	24.7	24	0	0
Weighted Average Grant Date Fair Value, Vested during the period	0	0
Weighted Average Grant Date Fair Value, Forfeited during the period	0	0
Weighted Average Grant Date Fair Value, Nonvested at the end of period	$ 24.25	$ 24	$ 0	$ 0